Other Equity Matters (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
	Feb. 06, 2025	Dec. 31, 2025	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cash dividend		$ 250,000	$ 117,184
Payments for merger related costs		$ 4,600
Preferred stock, redemption price per share (in dollars per share)		$ 25.00
Preferred Stock, Redemption Period		5 years
Preferred Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative dividends		$ 2,600
7.625% Series F Cumulative Redeemable Perpetual Preference Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Sale of stock, consideration received on transaction	$ 144,300
Payments for repurchase of preferred stock and preference stock	$ 5,700
Treasury Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of treasury stock acquired		100.00%
Treasury share acquired (in shares)			1,884,616